Partly-owned Subsidiaries with Material Non-controlling Interests - Summary of Financial Information of Subsidiaries that have Material Non-controlling Interests (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [Line Items]
Revenue	¥ 115,278	¥ 102,475	¥ 98,904
Total expenses	112,561	100,525	91,887
Profit for the year	2,930	6,810	4,955
Total comprehensive income for the year	2,587	7,094	4,691
Current assets	15,932	18,293
Non-current assets	223,085	211,434
Current liabilities	73,064	80,328
Non-current liabilities	104,352	90,621
Net cash flows from operating activities	22,338	19,572	24,893
Net cash flows used in investing activities	(12,780)	(21,312)	(37,180)
Net cash flows used in financing activities	(13,558)	4,708	4,634
Effect of foreign exchange rate changes, net	30	(47)	¥ 268
China Eastern Airlines Jiangsu Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Revenue	9,313	8,257
Total expenses	9,008	7,680
Profit for the year	305	577
Total comprehensive income for the year	297	580
Current assets	1,338	1,124
Non-current assets	9,460	9,313
Current liabilities	2,116	2,260
Non-current liabilities	4,753	4,395
Net cash flows from operating activities	1,036	1,491
Net cash flows used in investing activities	(37)	(588)
Net cash flows used in financing activities	(991)	(894)
Effect of foreign exchange rate changes, net	0	0
Net increase in cash and cash equivalents	8	9
China Eastern Airlines Yunnan Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Revenue	10,523	8,939
Total expenses	10,183	8,244
Profit for the year	340	695
Total comprehensive income for the year	340	695
Current assets	379	1,230
Non-current assets	16,018	16,171
Current liabilities	3,213	4,471
Non-current liabilities	6,196	6,282
Net cash flows from operating activities	3,686	1,230
Net cash flows used in investing activities	(592)	(274)
Net cash flows used in financing activities	(3,099)	(948)
Effect of foreign exchange rate changes, net	0	0
Net increase in cash and cash equivalents	(5)	8
China Eastern Airlines Wuhan Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Revenue	4,559	4,289
Total expenses	4,340	3,843
Profit for the year	219	446
Total comprehensive income for the year	219	461
Current assets	237	79
Non-current assets	7,048	7,047
Current liabilities	1,634	1,576
Non-current liabilities	1,944	2,067
Net cash flows from operating activities	775	846
Net cash flows used in investing activities	(534)	(156)
Net cash flows used in financing activities	(243)	(682)
Effect of foreign exchange rate changes, net	0	0
Net increase in cash and cash equivalents	¥ (2)	8
China Cargo Airlines Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Revenue		507
Total expenses		462
Profit for the year		45
Total comprehensive income for the year		45
Effect of foreign exchange rate changes, net		¥ 0